Property and Equipment (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment

Property and equipment consisted of the following at September 30, 2014 and September 30, 2013:

	September 30, 2014	December 31, 2013
Furniture and fixtures	$3,389	$1,841
Production equipment	24,092	-
Total property and equipment	27,481	1,841
Less: Accumulated depreciation	(1,840)	(1,213)
Property and equipment, net.	$25,641	$628
Impairment expense	-	(828)
Property and equipment, net	25,641	-

Property and equipment consisted of the following at December 31, 2013 and December 31, 2012:

	12/31/2013	12/31/2012
Furniture and fixtures	$1,192	$1,192
Office equipment	649	649
Total property and equipment	1,841	1,841
Less: Accumulated depreciation	(1,013)	(1,013)
Property and equipment, net.	$828	$828
Impairment expense	(828)	-
Property and equipment, net.	$-0-	$-0-